UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos, CFA     Baltimore, MD/USA     February 03, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $908,340 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    37586   513057 SH       SOLE                   194226        0   318831
AMERICAN CAMPUS CMNTYS INC     COM              024835100    44630  1405255 SH       SOLE                   590857        0   814398
AVALONBAY CMNTYS INC           COM              053484101    51079   453841 SH       SOLE                   170084        0   283757
BIOMED REALTY TRUST INC        COM              09063H107     3587   192365 SH       SOLE                     3544        0   188821
BOSTON PROPERTIES INC          COM              101121101     6760    78517 SH       SOLE                    31389        0    47128
BRE PROPERTIES INC             CL A             05564E106     5811   133597 SH       SOLE                     9595        0   124002
BROOKDALE SR LIVING INC        COM              112463104    31661  1478819 SH       SOLE                   707548        0   771271
BROOKFIELD PPTYS CORP          COM              112900105    24749  1411838 SH       SOLE                   623863        0   787975
CHESAPEAKE LODGING TR          SH BEN INT       165240102     1614    85857 SH       SOLE                    31868        0    53989
CORESITE RLTY CORP             COM              21870Q105    10850   795480 SH       SOLE                   335537        0   459943
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    26654   762640 SH       SOLE                   290118        0   472522
DIAMONDROCK HOSPITALITY CO     COM              252784301    24231  2019271 SH       SOLE                   903968        0  1115303
DIGITAL RLTY TR INC            COM              253868103    64298  1247549 SH       SOLE                   527199        0   720350
DOUGLAS EMMETT INC             COM              25960p109    26877  1619135 SH       SOLE                   653760        0   965375
DUKE REALTY CORP               COM NEW          264411505    39793  3193739 SH       SOLE                  1371615        0  1822124
DUPONT FABROS TECHNOLOGY INC   COM              26613q106    12494   587427 SH       SOLE                   320528        0   266899
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380t105    10857   234761 SH       SOLE                   114500        0   120261
EQUITY LIFESTYLE PPTYS INC     COM              29472r108      586    10486 SH       SOLE                        0        0    10486
EQUITY ONE                     COM              294752100    13973   768600 SH       SOLE                   322372        0   446228
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    32837   421374 SH       SOLE                   159135        0   262239
FIRST POTOMAC RLTY TR          COM              33610f109      479    28500 SH       SOLE                    23400        0     5100
GENERAL GROWTH PPTYS INC NEW   COM              370023103    23839  1540025 SH       SOLE                   651292        0   888733
HCP INC                        COM              40414l109     3633    98773 SH       SOLE                    35972        0    62801
HEALTH CARE REIT INC           COM              42217k106    45618   957576 SH       SOLE                   373020        0   584556
HERSHA HOSPITALITY TR          SH BEN INT A     427825104    16811  2547248 SH       SOLE                   902194        0  1645054
HOSPITALITY PPTYS TR           COM SH BEN INT   44106m102      903    39200 SH       SOLE                    34600        0     4600
HOST HOTELS & RESORTS INC      COM              44107p104     4189   234465 SH       SOLE                     6068        0   228397
HYATT HOTELS CORP              COM CL A         448579102    12944   282885 SH       SOLE                   118473        0   164412
KITE RLTY GROUP TR             COM              49803t102    14900  2754284 SH       SOLE                  1094028        0  1660256
LTC PPTYS INC                  COM              502175102      466    16600 SH       SOLE                    14500        0     2100
MARRIOTT INTL INC NEW          CL A             571903202    12610   303570 SH       SOLE                   135649        0   167921
PROLOGIS                       SH BEN INT       743410102    31506  2181892 SH       SOLE                   948401        0  1233491
PUBLIC STORAGE                 COM              74460d109    57926   571153 SH       SOLE                   223616        0   347537
SIMON PPTY GROUP INC NEW       COM              828806109   102056  1025799 SH       SOLE                   417112        0   608687
UDR INC                        COM              902653104    38119  1620741 SH       SOLE                   612137        0  1008604
VORNADO RLTY TR                SH BEN INT       929042109    71414   857007 SH       SOLE                   317442        0   539565